Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 2,815	$ 2,670	$ 6,153	$ 5,788
Energy supply costs	714	713	1,754	1,722
Operating expenses	789	739	1,619	1,505
Depreciation and amortization	512	480	1,027	947
Operating income	800	738	1,753	1,614
Other income, net	105	65	196	138
Finance charges	369	347	739	683
Income tax expense	92	69	208	170
Net earnings	444	387	1,002	899
Non-controlling interests	40	38	78	73
Preference equity shareholders	20	18	41	36
Net earnings attributable to common equity shareholders	384	331	883	790
Additions to property, plant and equipment and intangible assets	1,544	1,112	3,087	2,225
Goodwill	12,483	12,538	12,483	12,538	$ 13,112
Total assets	72,789	68,772	72,789	68,772	$ 73,486
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	0	0	0	0
Depreciation and amortization	0	0	0	0
Operating income	0	0	0	0
Other income, net	0	0	0	0
Finance charges	0	0	0	0
Income tax expense	0	0	0	0
Net earnings	0	0	0	0
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	0	0	0	0
Additions to property, plant and equipment and intangible assets	0	0	0	0
Goodwill	0	0	0	0
Total assets	(11)	(42)	(11)	(42)
Regulated | Operating segments
Segment Reporting Information [Line Items]
Revenue	2,807	2,662	6,136	5,773
Energy supply costs	714	713	1,754	1,722
Operating expenses	779	732	1,583	1,483
Depreciation and amortization	510	479	1,023	944
Operating income	804	738	1,776	1,624
Other income, net	76	67	156	142
Finance charges	308	291	620	573
Income tax expense	106	99	256	235
Net earnings	466	415	1,056	958
Non-controlling interests	40	38	78	73
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	426	377	978	885
Additions to property, plant and equipment and intangible assets	1,543	1,111	3,085	2,223
Goodwill	12,483	12,538	12,483	12,538
Total assets	72,383	68,392	72,383	68,392
Regulated | Operating segments | ITC
Segment Reporting Information [Line Items]
Revenue	614	556	1,245	1,106
Energy supply costs	0	0	0	0
Operating expenses	154	129	317	265
Depreciation and amortization	119	111	240	220
Operating income	341	316	688	621
Other income, net	18	26	39	54
Finance charges	128	120	258	233
Income tax expense	56	51	110	102
Net earnings	175	171	359	340
Non-controlling interests	32	32	66	63
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	143	139	293	277
Additions to property, plant and equipment and intangible assets	419	309	928	666
Goodwill	8,351	8,395	8,351	8,395
Total assets	26,566	25,437	26,566	25,437
Regulated | Operating segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	694	710	1,374	1,465
Energy supply costs	246	272	505	598
Operating expenses	203	189	397	395
Depreciation and amortization	105	101	213	199
Operating income	140	148	259	273
Other income, net	21	9	39	21
Finance charges	43	37	85	72
Income tax expense	14	16	28	30
Net earnings	104	104	185	192
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	104	104	185	192
Additions to property, plant and equipment and intangible assets	454	209	743	423
Goodwill	1,880	1,890	1,880	1,890
Total assets	14,496	13,454	14,496	13,454
Regulated | Operating segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	347	303	820	678
Energy supply costs	104	96	261	218
Operating expenses	166	167	352	338
Depreciation and amortization	38	31	78	61
Operating income	39	9	129	61
Other income, net	17	16	37	30
Finance charges	23	18	48	36
Income tax expense	8	2	28	13
Net earnings	25	5	90	42
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	25	5	90	42
Additions to property, plant and equipment and intangible assets	110	98	209	187
Goodwill	614	617	614	617
Total assets	6,065	5,637	6,065	5,637
Regulated | Operating segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	372	336	1,017	897
Energy supply costs	97	77	319	239
Operating expenses	105	101	211	196
Depreciation and amortization	90	84	179	168
Operating income	80	74	308	294
Other income, net	13	10	24	19
Finance charges	36	39	76	78
Income tax expense	10	13	53	57
Net earnings	47	32	203	178
Non-controlling interests	1	1	1	1
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	46	31	202	177
Additions to property, plant and equipment and intangible assets	240	221	577	423
Goodwill	913	913	913	913
Total assets	10,253	9,612	10,253	9,612
Regulated | Operating segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	207	204	408	401
Energy supply costs	0	0	0	0
Operating expenses	52	50	102	97
Depreciation and amortization	77	75	153	144
Operating income	78	79	153	160
Other income, net	2	3	3	5
Finance charges	34	34	67	67
Income tax expense	5	8	11	13
Net earnings	41	40	78	85
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	41	40	78	85
Additions to property, plant and equipment and intangible assets	148	135	288	263
Goodwill	231	228	231	228
Total assets	6,317	6,120	6,317	6,120
Regulated | Operating segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	126	120	279	266
Energy supply costs	25	21	78	70
Operating expenses	36	34	72	67
Depreciation and amortization	20	22	40	44
Operating income	45	43	89	85
Other income, net	1	1	2	3
Finance charges	20	20	40	40
Income tax expense	5	4	9	8
Net earnings	21	20	42	40
Non-controlling interests	0	0	0	0
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	21	20	42	40
Additions to property, plant and equipment and intangible assets	43	33	77	60
Goodwill	235	235	235	235
Total assets	2,856	2,744	2,856	2,744
Regulated | Operating segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	447	433	993	960
Energy supply costs	242	247	591	597
Operating expenses	63	62	132	125
Depreciation and amortization	61	55	120	108
Operating income	81	69	150	130
Other income, net	4	2	12	10
Finance charges	24	23	46	47
Income tax expense	8	5	17	12
Net earnings	53	43	99	81
Non-controlling interests	7	5	11	9
Preference equity shareholders	0	0	0	0
Net earnings attributable to common equity shareholders	46	38	88	72
Additions to property, plant and equipment and intangible assets	129	106	263	201
Goodwill	259	260	259	260
Total assets	5,830	5,388	5,830	5,388
Non-Regulated | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	8	8	17	15
Energy supply costs	0	0	0	0
Operating expenses	10	7	36	22
Depreciation and amortization	2	1	4	3
Operating income	(4)	0	(23)	(10)
Other income, net	29	(2)	40	(4)
Finance charges	61	56	119	110
Income tax expense	(14)	(30)	(48)	(65)
Net earnings	(22)	(28)	(54)	(59)
Non-controlling interests	0	0	0	0
Preference equity shareholders	20	18	41	36
Net earnings attributable to common equity shareholders	(42)	(46)	(95)	(95)
Additions to property, plant and equipment and intangible assets	1	1	2	2
Goodwill	0	0	0	0
Total assets	$ 417	$ 422	$ 417	$ 422